ORDINARY SHARES (Details) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2014	Dec. 31, 2013
Net proceeds from IPO	$ 75,030		$ 75,030
Offering costs	4,235
Number of shares approved to be repurchased			20,000
Period to repurchase shares			1 year
Repurchase of ordinary shares		$ 10,957
ADS
Issuance of ordinary shares (in share)	8,492,368
Issuing price per share	$ 9.5
Ratio to ordinary share	2
Repurchase of ordinary shares (in share)		1,868,726
Ordinary shares.
Issuance of ordinary shares (in share)	16,984,736
Repurchase of ordinary shares (in share)		3,737,452